Income Tax - Schedule of Income Tax Provisions (Details) - Just Right Products, Inc. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Tax expense (benefit) at the statutory rate	$ 78,000	$ 4,000
State income taxes, net of federal income tax benefit
Utilization of net operating loss	(44,500)	(4,000)
Effective Income taxes	$ 33,500